AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 93.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	477,425	$5,351,931
(cost $4,729,500)

Short-Term Investment — 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $111,105)	111,105	111,105

TOTAL INVESTMENTS—95.8% (cost $4,840,605)(wa)		5,463,036

Other assets in excess of liabilities(z) — 4.2%		238,118

Net Assets — 100.0%		$5,701,154

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
45	10 Year U.S. Treasury Notes	Jun. 2026	$4,997,110	$(88,005)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,248,672	(26,896)
				(114,901)
Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2026	1,244,672	8,888
26	5 Year U.S. Treasury Notes	Jun. 2026	2,812,672	35,071
6	20 Year U.S. Treasury Bonds	Jun. 2026	683,250	17,031
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	349,688	11,011
				72,001
				$(42,900)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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